FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          August 14, 2012



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $421,929
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107      115855     5745  X                            115855       0       0
Alleghany Corp                            COM      17175100       1598      543  X                              1598       0       0
AltiGen Communications Inc                COM      21489109     267100       69  X                            267100       0       0
American Express Company                  COM      25816109       9107      530  X                              9107       0       0
American Public Education                 COM      2913V103     580183    18566  X                            580183       0       0
American Science & Engin                  COM      29429107     200021    11291  X                            200021       0       0
Ascent Capital Group                      CL A     43632108       5221      270  X                              5221       0       0
Asure Software                            COM      4649U102      51400      213  X                             51400       0       0
Automatic Data Processing                 COM      53015103       9744      542  X                              9744       0       0
Berkshire Hathaway Inc                    CL A     84670108          9     1125  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      18283     1524  X                             18283       0       0
Brookfield Asset Management Inc           COM      112585104     42256     1399  X                             42256       0       0
Capital Southwest Corp                    COM      140501107      5451      561  X                              5451       0       0
Central European Distribution             COM      153435102     10300       29  X                             10300       0       0
Choice Hotels International               COM      169905106     10000      399  X                             10000       0       0
Colfax Corporation                        COM      194014106    575090    15855  X                            575090       0       0
Conagra Food Inc                          COM      205887102     10000      259  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1676  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204     10621      629  X                             10621       0       0
Corporate Executive Board                 COM      21988R102    295007    12060  X                            295007       0       0
Ebix                                      COM      278715206     17629      352  X                             17629       0       0
Emerson Electric Co                       COM      291011104      7711      359  X                              7711       0       0
Exelon Corp                               COM      30161N101      5738      216  X                              5738       0       0
Expeditors International                  COM      302130109     10601      411  X                             10601       0       0
Female Health Company                     COM      314462102   4118187    24174  X                           4118187       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     26165      665  X                             26165       0       0
Hallmark Financial Services               COM      40624Q203   1893797    14772  X                           1893797       0       0
HEICO Corp                                CL A     422806208    208419     6724  X                            208419       0       0
Hospitality Properties Trust              COM      44106M102     23915      592  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2222146    62687  X                           2222146       0       0
Interval Leisure Group                    COM      46113M108    565599    10752  X                            565599       0       0
INTL FCStone Inc                          COM      459028106   3033317    58695  X                           3033317       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5830      698  X                              5830       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      754  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      3451      253  X                              3451       0       0
Leucadia National Corp                    COM      527288104     16833      358  X                             16833       0       0
Lockheed Martin Corporation               COM      539830109      7075      616  X                              7075       0       0
Microsoft Corp.                           COM      594918104     23944      732  X                             23944       0       0
Morningstar, Inc.                         COM      617700109    120041     6943  X                            120041       0       0
National Retail Properties, Inc.          COM      637417106     14000      396  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1029  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    530648     6320  X                            530648       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      152  X                             10155       0       0
Pfizer Inc.                               COM      717081103     16579      381  X                             16579       0       0
Phillips 66                               COM      718546104     15000      499  X                             15000       0       0
Pizza Inn Inc                             COM      725848105    126530      345  X                            126530       0       0
Powershares Emerging Market               Sov Debt 73936T573     18013      519  X                             18013       0       0
PowerShares Global Trust                  Nat Muni 73936T474     52213     1316  X                             52213       0       0
Schwab Strategic US LC Value              LC Val   808524409      6826      208  X                              6826       0       0
Sears Holdings Corp                       COM      812350106      7108      424  X                              7108       0       0
Simulations Plus Inc                      COM      829214105     34603      144  X                             34603       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     17573     1039  X                             17573       0       0
SPDR Barclays Capital High Yield          High Yld 78464A417      6187      244  X                              6187       0       0
SPDR S&P Middle East & Africa             Mid East 78463X806      8343      554  X                              8343       0       0
Stamps.com                                COM      852857200    446987    12535  X                            446987       0       0
Stratasys Inc.                            COM      862685104    259635    12852  X                            259635       0       0
Tandy Leather Factory Inc.                COM      87538X105   1630636     8414  X                           1630636       0       0
The Dolan Company                         COM      25659P402   3255794    21911  X                           3255794       0       0
The Middleby Corp                         COM      596278101    132643    13213  X                            132643       0       0
TravelCenters of America                  COM      894174101     30000      152  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    300989     6838  X                            300989       0       0
Utah Medical Products                     COM      917488108    423877    14213  X                            423877       0       0
Vanguard Scottsdale MBS                   Mort Bck 92206C771      6659      349  X                              6659       0       0
Vanguard Scottsdale Short Term Corp       ST Corp  92206C409     10728      849  X                             10728       0       0
Vanguard Index ETF                        VALUE    922908744     16982      950  X                             16982       0       0
Vanguard Intern Index                     Emer Mkt 922042858     19751      789  X                             19751       0       0
Vanguard Intern Index                     Europe   922042874     14189      608  X                             14189       0       0
Weingarten Realty                         SH BEN T 948741103      7900      208  X                              7900       0       0
Western Union Co                          COM      959802109     20539      346  X                             20539       0       0
Weyerhaeuser Co                           COM      962166104     29966      670  X                             29966       0       0
White Mountains Insurance Group           COM      G9618E107       542      283  X                               542       0       0
Winmark Corp                              COM      974250102    843000    49358  X                            843000       0       0
XCEL Energy Inc.                          COM      98389B100     26000      739  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102      8551      550  X                              8551       0       0